UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311
Schwab Strategic Trust
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Strategic Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: September 30, 2013

Item 1.	Schedule of Investments.

Schwab Strategic Trust
Schwab U.S. TIPS ETF™

Portfolio Holdings as of September 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

99.5%	U.S. Government Securities	429,062,770	414,587,414
0.1%	Other Investment Company	272,544	272,544

99.6%	Total Investments	429,335,314	414,859,958
0.4%	Other Assets and Liabilities, Net		1,602,916

100.0%	Net Assets		416,462,874

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

U.S. Government Securities 99.5% of net assets

U.S. Treasury Obligations 99.5%

U.S. Treasury Inflation Protected Securities
1.63%, 01/15/15	11,634,052	12,034,031
0.50%, 04/15/15	11,457,968	11,712,220
1.88%, 07/15/15	10,219,909	10,791,610
2.00%, 01/15/16	10,015,583	10,715,071
0.13%, 04/15/16	20,128,483	20,663,095
2.50%, 07/15/16	9,797,078	10,816,562
2.38%, 01/15/17	8,502,067	9,434,658
0.13%, 04/15/17	22,656,750	23,379,047
2.63%, 07/15/17	7,280,870	8,270,632
1.63%, 01/15/18	7,693,636	8,461,768
0.13%, 04/15/18	17,158,624	17,684,021
1.38%, 07/15/18	7,582,748	8,335,108
2.13%, 01/15/19	7,061,119	8,021,008
1.88%, 07/15/19	8,019,165	9,085,474
1.38%, 01/15/20	9,732,781	10,681,727
1.25%, 07/15/20	14,952,693	16,370,807
1.13%, 01/15/21	17,106,794	18,427,268
0.63%, 07/15/21	18,158,073	18,915,628
0.13%, 01/15/22	20,042,796	19,798,475
0.13%, 07/15/22	20,671,117	20,373,866
0.13%, 01/15/23	20,766,234	20,204,922
0.38%, 07/15/23	14,072,779	14,006,778
2.38%, 01/15/25	13,284,647	15,871,035
2.00%, 01/15/26	9,674,277	11,173,790
2.38%, 01/15/27	7,783,905	9,377,193
1.75%, 01/15/28	7,805,135	8,749,088
3.63%, 04/15/28	7,452,329	10,307,465
2.50%, 01/15/29	7,518,076	9,247,234
3.88%, 04/15/29	8,483,010	12,169,132
3.38%, 04/15/32	3,026,843	4,239,941
2.13%, 02/15/40	4,431,072	5,252,194
2.13%, 02/15/41	5,674,737	6,729,897
0.75%, 02/15/42	9,779,556	8,381,373
0.63%, 02/15/43	5,974,126	4,905,296

Total U.S. Government Securities
(Cost $429,062,770)		414,587,414

	Number	Value
Security	of Shares	($)

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (a)	272,544	272,544

Total Other Investment Company
(Cost $272,544)		272,544

End of Investments

At 09/30/13, the tax basis cost of the fund’s investments was $429,824,543 and the unrealized appreciation and depreciation were $36,051 and ($15,000,636), respectively, with a net unrealized depreciation of ($14,964,585).

(a)	The rate shown is the 7-day yield.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 1

 Schwab U.S. TIPS ETF

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAV, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value

2

 Schwab U.S. TIPS ETF

Portfolio Holdings (Unaudited) continued

of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of September 30, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

U.S. Government Securities[1]	$—	$414,587,414	$—	$414,587,414
Other Investment Company[1]	272,544	—	—	272,544

Total	$272,544	$414,587,414	$—	$414,859,958

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

REG59499SEP13

 3

Schwab Strategic Trust
Schwab Short-Term U.S. Treasury ETF™

Portfolio Holdings as of September 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

99.0%	U.S. Government Securities	434,822,057	435,546,801
0.6%	Other Investment Company	2,568,130	2,568,130

99.6%	Total Investments	437,390,187	438,114,931
0.4%	Other Assets and Liabilities, Net		1,644,633

100.0%	Net Assets		439,759,564

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

U.S. Government Securities 99.0% of net assets

U.S. Treasury Obligations 99.0%

U.S. Treasury Notes
0.50%, 10/15/14	5,076,000	5,095,730
0.38%, 11/15/14	21,327,000	21,382,408
4.25%, 11/15/14	4,702,000	4,918,273
0.25%, 12/15/14	7,145,000	7,153,231
0.25%, 01/15/15	7,777,000	7,784,901
0.25%, 02/15/15	16,426,000	16,439,469
4.00%, 02/15/15	17,661,000	18,580,608
2.38%, 02/28/15	16,879,000	17,396,915
2.50%, 03/31/15	21,141,000	21,861,950
0.38%, 04/15/15	18,561,000	18,602,335
0.13%, 04/30/15	8,392,000	8,377,087
4.13%, 05/15/15	8,392,000	8,918,791
0.25%, 05/31/15	21,278,000	21,275,085
2.13%, 05/31/15	25,933,000	26,737,831
0.38%, 06/15/15	9,069,000	9,085,651
1.88%, 06/30/15	10,807,000	11,107,359
0.25%, 07/15/15	5,576,000	5,572,298
1.75%, 07/31/15	9,360,000	9,608,443
0.25%, 08/15/15	8,299,000	8,291,216
1.25%, 08/31/15	10,986,000	11,183,616
1.25%, 09/30/15	10,650,000	10,846,780
1.25%, 10/31/15	5,986,000	6,097,537
4.50%, 11/15/15	5,986,000	6,510,242
0.25%, 12/15/15	9,595,000	9,568,019
2.13%, 12/31/15	591,000	613,970
0.38%, 01/15/16	15,368,000	15,358,994
2.00%, 01/31/16	1,783,000	1,848,679
0.38%, 02/15/16	10,721,000	10,710,526
2.63%, 02/29/16	1,002,000	1,054,761
0.38%, 03/15/16	9,595,000	9,578,132
2.38%, 03/31/16	372,000	389,728
0.25%, 04/15/16	18,466,000	18,362,129
2.63%, 04/30/16	7,189,000	7,582,713
0.25%, 05/15/16	2,311,000	2,295,925
1.75%, 05/31/16	8,453,000	8,725,085
1.50%, 06/30/16	4,585,000	4,702,491
3.25%, 06/30/16	15,581,000	16,727,668
1.50%, 07/31/16	6,720,000	6,890,628
3.25%, 07/31/16	5,576,000	5,994,635
3.00%, 08/31/16	16,615,000	17,754,689
1.00%, 09/30/16	7,000,000	7,073,283
3.00%, 09/30/16	7,000,000	7,486,990

Total U.S. Government Securities
(Cost $434,822,057)		435,546,801

	Number	Value
Security	of Shares	($)

Other Investment Company 0.6% of net assets

Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (a)	2,568,130	2,568,130

Total Other Investment Company
(Cost $2,568,130)		2,568,130

End of Investments

At 9/30/13, the tax basis cost of the fund’s investments was $437,390,796 and the unrealized appreciation and depreciation were $724,303 and ($168), respectively, with a net unrealized appreciation $724,135.

(a)	The rate shown is the 7-day yield.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 1

 Schwab Short-Term U.S. Treasury ETF

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAV, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value

2

 Schwab Short-Term U.S. Treasury ETF

Portfolio Holdings (Unaudited) continued

of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of September 30, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

U.S. Government Securities[1]	$—	$435,546,801	$—	$435,546,801
Other Investment Company[1]	2,568,130	—	—	2,568,130

Total	$2,568,130	$435,546,801	$—	$438,114,931

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

REG59498SEP13

 3

Schwab Strategic Trust
Schwab Intermediate-Term U.S. Treasury ETF™

Portfolio Holdings as of September 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

99.3%	U.S. Government Securities	306,472,774	304,300,601
0.3%	Other Investment Company	742,384	742,384

99.6%	Total Investments	307,215,158	305,042,985
0.4%	Other Assets and Liabilities, Net		1,286,948

100.0%	Net Assets		306,329,933

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

U.S. Government Securities 99.3% of net assets

U.S. Treasury Obligations 99.3%

U.S. Treasury Bonds
8.50%, 02/15/20	844,000	1,188,392
8.75%, 05/15/20	619,000	887,975
8.75%, 08/15/20	2,830,000	4,087,140

U.S. Treasury Notes
3.00%, 09/30/16	35,000	37,435
3.13%, 10/31/16	3,822,000	4,105,665
2.75%, 11/30/16	8,583,000	9,126,141
3.25%, 12/31/16	704,000	760,375
3.13%, 01/31/17	5,863,000	6,314,175
3.00%, 02/28/17	5,390,000	5,786,461
3.25%, 03/31/17	7,480,000	8,097,683
0.88%, 04/30/17	8,171,000	8,164,937
3.13%, 04/30/17	2,917,000	3,148,082
0.63%, 05/31/17	3,550,000	3,510,616
2.75%, 05/31/17	5,016,000	5,349,092
2.50%, 06/30/17	7,021,000	7,423,612
2.38%, 07/31/17	2,702,000	2,841,745
4.75%, 08/15/17	10,121,000	11,571,542
1.88%, 09/30/17	1,106,000	1,141,426
1.88%, 10/31/17	1,570,000	1,619,307
4.25%, 11/15/17	5,713,000	6,443,190
0.63%, 11/30/17	6,915,000	6,774,543
2.25%, 11/30/17	2,711,000	2,835,749
0.75%, 12/31/17	11,085,000	10,897,941
3.50%, 02/15/18	4,787,000	5,259,903
0.75%, 02/28/18	10,024,000	9,830,567
2.75%, 02/28/18	7,948,000	8,483,250
0.63%, 04/30/18	605,000	588,126
1.38%, 06/30/18	2,320,000	2,326,252
1.38%, 07/31/18	7,070,000	7,082,981
4.00%, 08/15/18	11,747,000	13,249,336
1.38%, 09/30/18	4,095,000	4,092,281
3.75%, 11/15/18	5,456,000	6,088,770
1.38%, 12/31/18	1,408,000	1,401,399
2.75%, 02/15/19	1,208,000	1,285,671
1.38%, 02/28/19	3,155,000	3,130,845
3.13%, 05/15/19	4,637,000	5,025,530
1.00%, 06/30/19	9,305,000	8,969,145
0.88%, 07/31/19	4,770,000	4,554,606
3.63%, 08/15/19	5,575,000	6,189,337
3.38%, 11/15/19	4,176,000	4,581,690
1.00%, 11/30/19	3,016,000	2,877,216
1.13%, 12/31/19	4,471,000	4,287,269
3.63%, 02/15/20	3,407,000	3,785,630
1.25%, 02/29/20	7,364,000	7,088,999
3.50%, 05/15/20	4,101,000	4,523,756
1.38%, 05/31/20	5,959,000	5,750,667
2.63%, 08/15/20	7,660,000	7,996,021
2.63%, 11/15/20	4,355,000	4,530,389
3.63%, 02/15/21	5,275,000	5,837,737
3.13%, 05/15/21	6,558,000	7,010,397
2.13%, 08/15/21	3,206,000	3,180,451
2.00%, 11/15/21	6,088,000	5,952,445
2.00%, 02/15/22	5,046,000	4,906,251
1.75%, 05/15/22	5,750,000	5,447,004
1.63%, 08/15/22	4,950,000	4,612,009
1.63%, 11/15/22	880,000	814,894
2.00%, 02/15/23	13,022,000	12,404,471
1.75%, 05/15/23	7,834,000	7,260,222
2.50%, 08/15/23	1,800,000	1,781,860

Total U.S. Government Securities
(Cost $306,472,774)		304,300,601

	Number	Value
Security	of Shares	($)

Other Investment Company 0.3% of net assets

Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (a)	742,384	742,384

Total Other Investment Company
(Cost $742,384)		742,384

End of Investments

At 09/30/13, the tax basis cost of the fund’s investments was $307,249,416 and the unrealized appreciation and depreciation were $286,257, and ($2,492,688), respectively, with a net unrealized depreciation ($2,206,431).

 1

 Schwab Intermediate-Term U.S. Treasury ETF

Portfolio Holdings (Unaudited) continued

(a)	The rate shown is the 7-day yield.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAV, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most

2

 Schwab Intermediate-Term U.S. Treasury ETF

Portfolio Holdings (Unaudited) continued

government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of September 30, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

U.S. Government Securities[1]	$—	$304,300,601	$—	$304,300,601
Other Investment Company[1]	742,384	—	—	742,384

Total	$742,384	$304,300,601	$—	$305,042,985

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

REG59500SEP13

 3

Schwab Strategic Trust
Schwab U.S. Aggregate Bond ETF™

Portfolio Holdings as of September 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

0.5%		Asset-Backed Obligations	2,120,234	2,117,520
1.6%		Commercial Mortgage-Backed Securities	7,529,875	7,469,062
21.8%		Corporate Bonds	100,404,605	98,495,454
5.0%		Foreign Securities	22,856,878	22,387,734
29.4%		Mortgage-Backed Securities	133,024,333	132,765,623
0.9%		Municipal Bonds	4,440,860	4,106,410
40.3%		U.S. Government and Government Agencies	184,698,780	181,928,513
0.9%		Other Investment Company	4,126,721	4,126,721
3.6%		Short-Term Investments	16,299,926	16,299,903

104.0%		Total Investments	475,502,212	469,696,940
(4	.0)%	Other Assets and Liabilities, Net		(18,026,133)

100.0%		Net Assets		451,670,807

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

Asset-Backed Obligations 0.5% of net assets

Chase Issuance Trust
Series 2012-A3 Class A3
0.79%, 06/15/17 (b)	300,000	301,114
Series 2007-A3 Class A3
5.23%, 04/15/19 (b)	100,000	113,221
Citibank Credit Card Issuance Trust
Series 2005-A2 Class A2
4.85%, 03/10/17 (b)	100,000	106,258
Series 2003-A7 Class A7
4.15%, 07/07/17 (b)	100,000	106,269
Series 2006-A3 Class A3
5.30%, 03/15/18 (b)	150,000	166,145
Series 2007-A8, Class A8
5.65%, 09/20/19 (b)	500,000	578,407
Ford Credit Auto Owner Trust
Series 2012-B Class A4
1.00%, 09/15/17 (b)	200,000	201,052
Honda Auto Receivables Owner Trust
Series 2011-3 Class A3
0.88%, 09/21/15 (b)	144,298	144,610
Series 2012-4, Class A3
0.52%, 08/18/16 (b)	300,000	300,184
Nissan Auto Receivables Owner Trust
Series 2012-A Class A3
0.73%, 05/16/16 (b)	100,000	100,260

Total Asset-Backed Obligations
(Cost $2,120,234)		2,117,520

Commercial Mortgage-Backed Securities 1.6% of net assets

Banc of America Commercial Mortgage Trust
Series 2007-4 Class A4
5.93%, 02/10/51 (a)(b)	220,000	246,388
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-4 Class A5A
4.93%, 07/10/45 (b)	361,000	381,917
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 Class A4
5.41%, 12/11/40 (a)(b)	300,000	320,740
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR8 Class A4
4.67%, 06/11/41 (b)	198,302	207,759
Bear Stearns Commercial Mortgage Securities
Series 2006-T24, Class A4
5.54%, 10/12/41 (b)	635,000	700,173
Bear Stearns Commercial Mortgage Securities
Series 2007-T28 Class A4
5.74%, 09/11/42 (a)(b)	560,000	636,304
Bear Stearns Commercial Mortgage Securities
Series 2007-T26 Class A4
5.47%, 01/12/45 (a)(b)	440,000	491,835
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C5 Class A4
4.83%, 11/15/37 (b)	200,000	206,951
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C1 Class A4
5.01%, 02/15/38 (a)(b)	644,602	667,693
Credit Suisse Mortgage Capital Certificates
Series 2007-C5 Class A3
5.69%, 09/15/40 (a)(b)	200,000	204,016
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)	415,000	459,895
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-CB11 Class A4
5.34%, 08/12/37 (a)(b)	296,991	310,800
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8 Class A4
4.40%, 01/12/39 (b)	277,183	278,288

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP4 Class A4
4.92%, 10/15/42 (a)(b)	198,832	210,726
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5 Class A4
5.37%, 12/15/44 (a)(b)	200,000	214,562
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD12 Class ASB
5.83%, 02/15/51 (a)(b)	136,305	147,307
LB-UBS Commercial Mortgage Trust
Series 2004-C4 Class A4
5.71%, 06/15/29 (a)(b)	200,000	203,299
LB-UBS Commercial Mortgage Trust
Series 2005-C5 Class A4
4.95%, 09/15/30 (b)	300,000	317,014
LB-UBS Commercial Mortgage Trust
Series 2005-C7 Class A4
5.20%, 11/15/30 (a)(b)	200,000	212,987
Wachovia Bank Commercial Mortgage Trust
Series 2004-C11 Class A5
5.22%, 01/15/41 (a)(b)	209,656	211,705
Wachovia Bank Commercial Mortgage Trust
Series 2005-C21 Class A4
5.41%, 10/15/44 (a)(b)	172,196	183,264
Wachovia Bank Commercial Mortgage Trust
Series 2006-C23 Class A5
5.42%, 01/15/45 (a)(b)	400,000	435,075
Wachovia Bank Commercial Mortgage Trust
Series 2006-C29, Class A4
5.31%, 11/15/48 (b)	200,000	220,364

Total Commercial Mortgage-Backed Securities
(Cost $7,529,875)		7,469,062

Corporate Bonds 21.8% of net assets

Finance 7.2%

Banking 4.6%
Abbey National Treasury Services PLC
4.00%, 04/27/16	100,000	106,326
3.05%, 08/23/18	150,000	152,562
American Express Co.
8.13%, 05/20/19	250,000	325,338
American Express Credit Corp.
2.80%, 09/19/16	100,000	104,704
2.38%, 03/24/17	200,000	206,559
Bank of America Corp.
1.50%, 10/09/15	100,000	100,597
5.25%, 12/01/15	600,000	645,664
3.63%, 03/17/16	650,000	683,999
5.75%, 08/15/16	100,000	110,486
5.65%, 05/01/18	600,000	677,806
5.00%, 05/13/21	150,000	161,361
3.30%, 01/11/23	200,000	187,720
5.88%, 02/07/42	100,000	111,431
Bank of New York Mellon Corp.
2.50%, 01/15/16	250,000	258,622
2.30%, 07/28/16	100,000	103,551
Bank of Nova Scotia
1.38%, 07/15/16	200,000	201,509
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.35%, 02/23/17	100,000	101,950
Barclays Bank PLC
3.90%, 04/07/15	100,000	104,478
5.00%, 09/22/16	100,000	110,438
5.14%, 10/14/20	200,000	209,205
BB&T Corp.
3.95%, 03/22/22 (b)	100,000	99,840
Bear Stearns Cos. LLC
5.70%, 11/15/14	350,000	369,551
BNP Paribas
5.00%, 01/15/21	200,000	216,692
Capital One Financial Corp.
2.15%, 03/23/15	150,000	152,471
3.15%, 07/15/16	150,000	156,809
4.75%, 07/15/21	150,000	158,974
Citigroup, Inc.
4.75%, 05/19/15	48,000	50,819
3.95%, 06/15/16	550,000	585,878
1.70%, 07/25/16	150,000	150,785
4.45%, 01/10/17	200,000	216,719
6.13%, 11/21/17	300,000	345,313
5.38%, 08/09/20	450,000	504,109
4.05%, 07/30/22	250,000	243,249
3.38%, 03/01/23	200,000	190,692
6.88%, 03/05/38	25,000	31,006
6.68%, 09/13/43	50,000	54,026
Credit Suisse USA, Inc.
4.88%, 01/15/15	300,000	317,093
Deutsche Bank AG
3.25%, 01/11/16	150,000	157,462
Fifth Third Bancorp
5.45%, 01/15/17	100,000	110,088
Goldman Sachs Capital I
6.35%, 02/15/34	100,000	97,082
Goldman Sachs Group, Inc.
5.63%, 01/15/17	500,000	551,189
5.95%, 01/18/18	200,000	226,298
2.38%, 01/22/18	300,000	298,175
6.15%, 04/01/18	150,000	171,733
5.38%, 03/15/20	250,000	275,755
5.25%, 07/27/21	100,000	108,089
5.75%, 01/24/22	100,000	111,050
6.13%, 02/15/33	80,000	87,547
6.75%, 10/01/37	100,000	104,679
6.25%, 02/01/41	75,000	84,314
HSBC Holdings PLC
5.10%, 04/05/21	350,000	386,143
HSBC USA, Inc.
5.00%, 09/27/20	164,000	176,051
JPMorgan Chase & Co.
1.10%, 10/15/15	500,000	501,208
2.60%, 01/15/16	250,000	258,380
6.00%, 01/15/18	250,000	287,355
6.30%, 04/23/19	450,000	527,860
6.40%, 05/15/38	300,000	354,931
5.40%, 01/06/42	150,000	158,383
Lloyds TSB Bank PLC
4.20%, 03/28/17	200,000	214,238
6.38%, 01/21/21	300,000	350,026
Manufacturers & Traders Trust Co.
5.63%, 12/01/21 (a)(b)	250,000	257,750

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Merrill Lynch & Co., Inc.
6.88%, 04/25/18	200,000	235,936
7.75%, 05/14/38	100,000	124,202
Morgan Stanley
1.75%, 02/25/16	500,000	502,705
5.45%, 01/09/17	200,000	220,409
5.95%, 12/28/17	250,000	283,113
6.63%, 04/01/18	200,000	232,421
7.30%, 05/13/19	200,000	239,591
3.75%, 02/25/23	500,000	482,959
7.25%, 04/01/32	100,000	122,850
6.38%, 07/24/42	100,000	113,565
PNC Funding Corp.
3.63%, 02/08/15	160,000	166,154
5.63%, 02/01/17	75,000	83,671
Rabobank Nederland
3.95%, 11/09/22	200,000	192,255
Regions Financial Corp.
2.00%, 05/15/18 (b)	150,000	145,758
Royal Bank of Canada
2.63%, 12/15/15	225,000	233,837
Royal Bank of Scotland Group PLC
6.40%, 10/21/19	200,000	228,857
Royal Bank of Scotland PLC
4.38%, 03/16/16	350,000	373,889
Santander Holdings USA, Inc.
4.63%, 04/19/16	50,000	53,011
Svenska Handelsbanken AB
2.88%, 04/04/17	250,000	260,428
UBS AG
5.88%, 12/20/17	100,000	115,561
5.75%, 04/25/18	100,000	115,491
US Bancorp
3.00%, 03/15/22 (b)	100,000	97,714
Wachovia Corp.
5.75%, 06/15/17	350,000	402,862
5.75%, 02/01/18	500,000	578,143
5.50%, 08/01/35	250,000	258,145
Wells Fargo & Co.
5.63%, 12/11/17	150,000	172,492
3.45%, 02/13/23	250,000	234,451
Westpac Banking Corp.
4.88%, 11/19/19	200,000	224,115

		20,858,703

Brokerage 0.2%
BlackRock, Inc.
5.00%, 12/10/19	200,000	227,202
Jefferies Group, Inc.
3.88%, 11/09/15	300,000	313,750
5.50%, 03/15/16	100,000	108,500
Nomura Holdings, Inc.
5.00%, 03/04/15	100,000	105,114
6.70%, 03/04/20	15,000	17,179

		771,745

Finance Company 0.6%
General Electric Capital Corp.
5.00%, 01/08/16	75,000	81,541
1.50%, 07/12/16	250,000	251,843
1.63%, 04/02/18	250,000	246,363
6.00%, 08/07/19	100,000	116,524
4.38%, 09/16/20	300,000	319,651
6.75%, 03/15/32	250,000	299,036
6.15%, 08/07/37	150,000	170,519
5.88%, 01/14/38	450,000	498,415
6.88%, 01/10/39	100,000	122,960
6.38%, 11/15/67 (a)(b)	250,000	267,812
HSBC Finance Corp.
5.50%, 01/19/16	100,000	109,369
6.68%, 01/15/21	150,000	171,545

		2,655,578

Insurance 1.2%
ACE INA Holdings, Inc.
2.70%, 03/13/23	150,000	141,086
Aetna, Inc.
3.95%, 09/01/20	100,000	104,538
Allstate Corp.
4.50%, 06/15/43	300,000	291,975
American International Group, Inc.
2.38%, 08/24/15	100,000	102,229
4.88%, 09/15/16	150,000	164,423
5.60%, 10/18/16	200,000	223,643
5.85%, 01/16/18	40,000	45,570
6.40%, 12/15/20	300,000	354,045
Berkshire Hathaway Finance Corp.
4.25%, 01/15/21	300,000	321,675
5.75%, 01/15/40	100,000	111,258
Berkshire Hathaway, Inc.
3.20%, 02/11/15	140,000	145,178
Chubb Corp.
6.00%, 05/11/37	250,000	298,167
Cigna Corp.
4.00%, 02/15/22 (b)	150,000	153,424
5.88%, 03/15/41 (b)	50,000	56,356
5.38%, 02/15/42 (b)	300,000	316,010
CNA Financial Corp.
7.35%, 11/15/19	250,000	305,041
Genworth Financial, Inc.
7.63%, 09/24/21	200,000	236,746
Genworth Holdings, Inc.
6.50%, 06/15/34	200,000	212,924
Hartford Financial Services Group, Inc.
5.95%, 10/15/36	100,000	112,435
4.30%, 04/15/43	150,000	132,892
ING US, Inc.
2.90%, 02/15/18 (c)	300,000	301,531
5.70%, 07/15/43 (c)	100,000	99,610
Lincoln National Corp.
4.00%, 09/01/23	150,000	149,600
MetLife, Inc.
5.70%, 06/15/35	100,000	111,080
Prudential Financial, Inc.
4.50%, 11/16/21	100,000	106,922
Travelers Cos., Inc.
5.90%, 06/02/19	160,000	190,844
6.25%, 06/15/37	70,000	85,667
UnitedHealth Group, Inc.
0.85%, 10/15/15	50,000	50,151
1.40%, 10/15/17	50,000	49,409
6.00%, 02/15/18	150,000	175,002
WellPoint, Inc.
5.25%, 01/15/16	150,000	163,858

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
2.30%, 07/15/18	100,000	100,159

		5,413,448

Other Financial 0.0%
CME Group, Inc.
3.00%, 09/15/22	200,000	190,262

		190,262

Real Estate Investment Trust 0.6%
Boston Properties LP
3.80%, 02/01/24 (b)	200,000	192,647
Digital Realty Trust LP
5.88%, 02/01/20	250,000	275,341
5.25%, 03/15/21 (b)	100,000	105,268
Duke Realty LP
7.38%, 02/15/15	125,000	134,966
HCP, Inc.
6.70%, 01/30/18	100,000	116,555
5.38%, 02/01/21 (b)	150,000	163,450
Health Care REIT, Inc.
4.13%, 04/01/19 (b)	300,000	316,348
Kilroy Realty LP
3.80%, 01/15/23 (b)	250,000	235,153
ProLogis LP
6.63%, 05/15/18	50,000	58,523
4.25%, 08/15/23 (b)	200,000	199,318
Simon Property Group LP
6.13%, 05/30/18	150,000	176,111
5.65%, 02/01/20 (b)	102,000	116,537
Ventas Realty LP
4.25%, 03/01/22 (b)	200,000	202,310
3.25%, 08/15/22 (b)	250,000	233,973

		2,526,500

		32,416,236

Industrial 12.2%

Basic Industry 1.2%
Airgas, Inc.
1.65%, 02/15/18 (b)	150,000	146,003
Alcoa, Inc.
5.55%, 02/01/17	250,000	268,520
Barrick Gold Corp.
2.90%, 05/30/16	100,000	101,333
2.50%, 05/01/18 (c)	300,000	286,370
4.10%, 05/01/23 (c)	100,000	88,229
Barrick North America Finance LLC
5.75%, 05/01/43 (c)	100,000	84,178
BHP Billiton Finance USA Ltd.
1.13%, 11/21/14	200,000	201,752
3.25%, 11/21/21	100,000	99,416
CF Industries, Inc.
7.13%, 05/01/20	100,000	117,394
Cliffs Natural Resources, Inc.
3.95%, 01/15/18	100,000	100,526
6.25%, 10/01/40	50,000	41,922
Domtar Corp.
10.75%, 06/01/17	100,000	125,624
Dow Chemical Co.
2.50%, 02/15/16	200,000	206,694
8.55%, 05/15/19	225,000	287,292
5.25%, 11/15/41 (b)	100,000	98,449
Eastman Chemical Co.
3.60%, 08/15/22 (b)	350,000	341,098
EI du Pont de Nemours & Co.
5.75%, 03/15/19	200,000	232,540
Freeport-McMoRan Copper & Gold, Inc.
1.40%, 02/13/15	300,000	300,889
5.45%, 03/15/43 (b)(c)	100,000	89,941
International Paper Co.
7.95%, 06/15/18	100,000	124,248
7.50%, 08/15/21	250,000	308,118
LYB International Finance BV
4.00%, 07/15/23	100,000	99,337
5.52%, 07/15/43	350,000	345,458
Monsanto Co.
2.20%, 07/15/22 (b)	100,000	92,087
Newmont Mining Corp.
3.50%, 03/15/22 (b)	150,000	131,402
Potash Corp. of Saskatchewan, Inc.
5.88%, 12/01/36	100,000	109,206
Rio Tinto Finance USA Ltd.
1.88%, 11/02/15	170,000	172,598
6.50%, 07/15/18	100,000	118,049
Rio Tinto Finance USA PLC
3.50%, 03/22/22 (b)	100,000	96,841
4.75%, 03/22/42 (b)	100,000	93,114
Southern Copper Corp.
5.25%, 11/08/42	100,000	81,149
Teck Resources Ltd.
6.25%, 07/15/41 (b)	100,000	97,206
Vale Overseas Ltd.
6.88%, 11/21/36	100,000	101,919
Vale S.A.
5.63%, 09/11/42	200,000	175,451
Valspar Corp.
4.20%, 01/15/22 (b)	100,000	101,072
Weyerhaeuser Co.
7.38%, 03/15/32	100,000	122,128

		5,587,553

Capital Goods 1.0%
ABB Finance USA, Inc.
1.63%, 05/08/17	100,000	100,210
2.88%, 05/08/22	100,000	96,750
Avery Dennison Corp.
5.38%, 04/15/20	105,000	109,592
Boeing Co.
0.95%, 05/15/18	250,000	240,468
Caterpillar Financial Services Corp.
1.25%, 11/06/17	150,000	147,374
7.15%, 02/15/19	72,000	88,776
Caterpillar, Inc.
5.70%, 08/15/16	100,000	112,948
CRH America, Inc.
6.00%, 09/30/16	100,000	112,588
Deere & Co.
5.38%, 10/16/29	150,000	168,599
Eaton Corp.,
0.95%, 11/02/15	50,000	50,031
1.50%, 11/02/17	50,000	49,345
4.00%, 11/02/32	100,000	92,228
4.15%, 11/02/42	100,000	89,190
General Electric Co.
0.85%, 10/09/15	100,000	100,281

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
5.25%, 12/06/17	100,000	113,923
2.70%, 10/09/22	100,000	94,511
4.13%, 10/09/42	100,000	92,178
Illinois Tool Works, Inc.
3.90%, 09/01/42 (b)	100,000	86,751
Ingersoll-Rand Global Holding Co., Ltd.
2.88%, 01/15/19 (c)	250,000	249,508
John Deere Capital Corp.
5.50%, 04/13/17	200,000	225,808
1.70%, 01/15/20	100,000	94,521
L-3 Communications Corp.
4.75%, 07/15/20	250,000	262,207
Lockheed Martin Corp.
4.25%, 11/15/19	36,000	39,180
3.35%, 09/15/21	100,000	100,053
Northrop Grumman Corp.
4.75%, 06/01/43	150,000	142,075
Owens Corning
4.20%, 12/15/22 (b)	100,000	97,738
Republic Services, Inc.
3.80%, 05/15/18	200,000	213,204
5.70%, 05/15/41 (b)	80,000	86,107
Textron, Inc.
5.95%, 09/21/21 (b)	200,000	220,213
United Technologies Corp.
5.38%, 12/15/17	300,000	344,965
6.13%, 02/01/19	150,000	179,152
3.10%, 06/01/22	100,000	98,559
6.13%, 07/15/38	150,000	181,162
4.50%, 06/01/42	150,000	146,288

		4,626,483

Communications 2.3%
America Movil S.A.B. de C.V.
2.38%, 09/08/16	200,000	204,360
4.38%, 07/16/42	150,000	123,662
American Tower Corp.
3.40%, 02/15/19	100,000	98,959
5.00%, 02/15/24	100,000	98,076
AT&T Mobility LLC
7.13%, 12/15/31	50,000	60,919
AT&T, Inc.
0.80%, 12/01/15	100,000	99,766
5.50%, 02/01/18	130,000	147,529
3.00%, 02/15/22	100,000	93,951
6.30%, 01/15/38	120,000	130,109
5.35%, 09/01/40	50,000	48,698
5.55%, 08/15/41	100,000	99,614
BellSouth Corp.
6.88%, 10/15/31	100,000	111,958
6.55%, 06/15/34	150,000	161,607
6.00%, 11/15/34	225,000	229,129
CBS Corp.
5.50%, 05/15/33	150,000	146,009
Comcast Corp.
5.15%, 03/01/20	250,000	283,434
2.85%, 01/15/23	250,000	237,547
4.25%, 01/15/33	300,000	283,826
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (a)	100,000	138,915
DIRECTV Holdings LLC
3.55%, 03/15/15	100,000	103,588
3.50%, 03/01/16	100,000	104,309
5.88%, 10/01/19	100,000	111,799
6.00%, 08/15/40 (b)	150,000	142,762
6.38%, 03/01/41	100,000	99,073
Discovery Communications LLC
5.05%, 06/01/20	150,000	166,311
France Telecom S.A.
5.38%, 01/13/42	250,000	241,115
NBCUniversal Media LLC
2.88%, 04/01/16	100,000	104,788
4.38%, 04/01/21	250,000	269,571
5.95%, 04/01/41	350,000	396,719
News America, Inc.
5.30%, 12/15/14	54,000	56,990
6.90%, 03/01/19	30,000	36,161
4.00%, 10/01/23 (c)	100,000	100,309
6.15%, 03/01/37	200,000	218,187
Qwest Corp.
6.75%, 12/01/21	350,000	376,465
Rogers Communications, Inc.
3.00%, 03/15/23 (b)	250,000	231,188
TCI Communications, Inc.
7.13%, 02/15/28	150,000	190,543
Telecom Italia Capital S.A.
7.00%, 06/04/18	200,000	220,590
7.72%, 06/04/38	100,000	96,753
Telefonica Emisiones S.A.U.
4.95%, 01/15/15	300,000	313,397
6.22%, 07/03/17	150,000	166,038
5.46%, 02/16/21	250,000	256,615
Telefonos de Mexico S.A.B. de C.V.
5.50%, 11/15/19	100,000	110,213
Time Warner Cable, Inc.
5.85%, 05/01/17	150,000	163,255
6.55%, 05/01/37	200,000	184,553
5.50%, 09/01/41 (b)	100,000	82,261
4.50%, 09/15/42 (b)	100,000	73,370
Verizon Communications, Inc.
2.50%, 09/15/16	100,000	103,142
1.10%, 11/01/17	600,000	578,618
3.65%, 09/14/18	150,000	158,233
4.50%, 09/15/20	500,000	532,528
6.40%, 09/15/33	300,000	334,127
5.85%, 09/15/35	200,000	207,632
6.55%, 09/15/43	250,000	283,222
Verizon Global Funding Corp.
7.75%, 12/01/30	100,000	123,287
Vodafone Group PLC
5.00%, 09/15/15	100,000	107,807
5.45%, 06/10/19	250,000	283,682
4.38%, 03/16/21	150,000	157,115

		10,284,384

Consumer Cyclical 1.6%
Amazon.com, Inc.
2.50%, 11/29/22 (b)	150,000	136,979
CVS Caremark Corp.
4.75%, 05/18/20 (b)	225,000	249,600
Daimler Finance North America LLC
8.50%, 01/18/31	75,000	107,942
Darden Restaurants, Inc.
3.35%, 11/01/22 (b)	100,000	90,860
eBay, Inc.
1.63%, 10/15/15	125,000	127,459

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Ford Motor Co.
7.45%, 07/16/31	425,000	520,043
Ford Motor Credit Co. LLC
2.75%, 05/15/15	300,000	306,985
6.63%, 08/15/17	450,000	518,988
4.25%, 09/20/22	450,000	450,252
Gap, Inc.
5.95%, 04/12/21 (b)	450,000	499,366
Home Depot, Inc.
5.40%, 03/01/16	300,000	332,972
3.75%, 02/15/24 (b)	100,000	101,416
4.88%, 02/15/44 (b)	100,000	101,233
Lowe’s Cos., Inc.
3.12%, 04/15/22 (b)	50,000	48,817
Macy’s Retail Holdings, Inc.
5.90%, 12/01/16	210,000	237,244
5.13%, 01/15/42 (b)	100,000	96,070
Marriott International, Inc.
3.00%, 03/01/19 (b)	100,000	101,366
McDonald’s Corp.
5.30%, 03/15/17	86,000	96,325
3.70%, 02/15/42	114,000	99,515
NIKE, Inc.
2.25%, 05/01/23 (b)	100,000	91,497
3.63%, 05/01/43 (b)	50,000	43,422
Nordstrom, Inc.
4.00%, 10/15/21 (b)	150,000	157,030
QVC, Inc.
5.13%, 07/02/22	100,000	98,489
Starbucks Corp.
3.85%, 10/01/23 (b)	100,000	101,854
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 05/15/18	100,000	118,109
Target Corp.
5.88%, 07/15/16	100,000	113,647
6.35%, 11/01/32	45,000	54,368
Time Warner, Inc.
3.15%, 07/15/15	85,000	88,514
4.75%, 03/29/21	150,000	160,907
7.63%, 04/15/31	100,000	124,791
7.70%, 05/01/32	61,000	77,014
Toyota Motor Credit Corp.
3.40%, 09/15/21	100,000	100,957
Viacom, Inc.
2.50%, 12/15/16	100,000	102,547
4.25%, 09/01/23 (b)	50,000	49,828
6.88%, 04/30/36	100,000	111,710
5.85%, 09/01/43 (b)	100,000	102,162
Wal-Mart Stores, Inc.
5.25%, 09/01/35	550,000	591,322
6.50%, 08/15/37	100,000	124,538
Walt Disney Co.
1.35%, 08/16/16	150,000	152,169
1.13%, 02/15/17	200,000	199,410

		6,987,717

Consumer Non-Cyclical 3.0%
AbbVie, Inc.
2.00%, 11/06/18	700,000	688,149
Altria Group, Inc.
4.75%, 05/05/21	100,000	106,262
2.85%, 08/09/22	350,000	321,168
2.95%, 05/02/23	300,000	274,179
AmerisourceBergen Corp.
4.88%, 11/15/19	450,000	504,438
Amgen, Inc.
3.88%, 11/15/21 (b)	200,000	203,023
5.15%, 11/15/41 (b)	100,000	97,430
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 11/15/14	193,000	203,486
1.38%, 07/15/17	350,000	348,848
6.88%, 11/15/19	100,000	124,254
3.75%, 07/15/42	200,000	173,678
Archer-Daniels-Midland Co.
5.45%, 03/15/18	150,000	173,001
4.48%, 03/01/21	250,000	268,513
5.94%, 10/01/32	100,000	112,078
4.02%, 04/16/43	100,000	88,308
AstraZeneca PLC
6.45%, 09/15/37	150,000	183,606
Baxter International, Inc.
4.50%, 06/15/43 (b)	200,000	197,182
Boston Scientific Corp.
6.00%, 01/15/20	150,000	171,777
4.13%, 10/01/23 (b)	100,000	99,606
Bristol-Myers Squibb Co.
6.13%, 05/01/38	100,000	120,191
3.25%, 08/01/42	100,000	80,377
Cardinal Health, Inc.
4.00%, 06/15/15	100,000	105,305
Celgene Corp.
1.90%, 08/15/17	100,000	100,429
Colgate-Palmolive Co.
2.63%, 05/01/17	100,000	103,498
ConAgra Foods, Inc.
1.90%, 01/25/18	400,000	395,173
3.20%, 01/25/23 (b)	350,000	328,080
4.65%, 01/25/43 (b)	150,000	136,664
Covidien International Finance S.A.
2.80%, 06/15/15	50,000	51,642
Diageo Capital PLC
5.75%, 10/23/17	100,000	115,065
1.13%, 04/29/18	150,000	145,030
Express Scripts Holding Co.
2.75%, 11/21/14	200,000	204,391
3.13%, 05/15/16	350,000	366,573
General Mills, Inc.
3.15%, 12/15/21 (b)	100,000	98,770
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/18	150,000	174,785
2.85%, 05/08/22	150,000	144,193
Hasbro, Inc.
6.30%, 09/15/17	100,000	113,342
6.35%, 03/15/40	100,000	108,865
Kimberly-Clark Corp.
6.63%, 08/01/37	100,000	129,691
Koninklijke Philips Electronics
5.00%, 03/15/42	100,000	98,550
Kraft Foods Group, Inc.
5.38%, 02/10/20	78,000	88,919
3.50%, 06/06/22	200,000	197,893
Lorillard Tobacco Co.
2.30%, 08/21/17	100,000	99,209
McKesson Corp.
3.25%, 03/01/16	50,000	52,724

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Medtronic, Inc.
4.00%, 04/01/43 (b)	300,000	269,898
Merck & Co., Inc.
2.25%, 01/15/16	90,000	93,115
3.88%, 01/15/21 (b)	200,000	211,471
5.85%, 06/30/39	64,000	76,243
Mondelez International, Inc.
4.13%, 02/09/16	250,000	267,079
5.38%, 02/10/20	72,000	81,411
6.50%, 02/09/40	150,000	176,659
Mylan, Inc.
1.80%, 06/24/16 (c)	100,000	100,480
Newell Rubbermaid, Inc.
4.70%, 08/15/20	150,000	160,026
Novartis Capital Corp.
4.40%, 04/24/20	100,000	109,950
PepsiCo, Inc.
2.25%, 01/07/19 (b)	150,000	150,551
4.88%, 11/01/40	200,000	203,261
Pfizer, Inc.
6.20%, 03/15/19	225,000	271,308
Philip Morris International, Inc.
1.13%, 08/21/17	100,000	98,275
2.50%, 08/22/22	100,000	92,257
Procter & Gamble Co.
1.80%, 11/15/15	375,000	384,853
4.70%, 02/15/19	42,000	47,824
5.55%, 03/05/37	50,000	58,376
Quest Diagnostics, Inc.
3.20%, 04/01/16	100,000	104,150
Reynolds American, Inc.
7.63%, 06/01/16	75,000	87,930
3.25%, 11/01/22	100,000	92,230
Safeway, Inc.
3.95%, 08/15/20	100,000	98,271
Sanofi
2.63%, 03/29/16	300,000	313,247
1.25%, 04/10/18	100,000	97,731
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	100,000	92,837
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	125,000	144,807
The Coca-Cola Co.
1.50%, 11/15/15	200,000	203,994
1.15%, 04/01/18	100,000	97,908
The Kroger Co.
3.85%, 08/01/23 (b)	100,000	98,688
7.50%, 04/01/31	100,000	123,358
Thermo Fisher Scientific, Inc.
4.50%, 03/01/21	50,000	52,365
3.60%, 08/15/21 (b)	50,000	49,283
Watson Pharmaceuticals, Inc.
1.88%, 10/01/17	250,000	248,667
4.63%, 10/01/42 (b)	100,000	89,152
Wyeth LLC
5.95%, 04/01/37	500,000	586,994
Zoetis, Inc.
4.70%, 02/01/43 (b)(c)	100,000	93,553

		13,426,547

Energy 1.6%
Anadarko Petroleum Corp.
5.95%, 09/15/16	225,000	252,821
6.38%, 09/15/17	200,000	232,702
6.45%, 09/15/36	100,000	115,207
Baker Hughes, Inc.
3.20%, 08/15/21 (b)	250,000	252,155
5.13%, 09/15/40	100,000	107,142
BP Capital Markets PLC
3.20%, 03/11/16	500,000	525,211
1.38%, 05/10/18	100,000	97,115
4.75%, 03/10/19	250,000	276,885
Canadian Natural Resources Ltd.
5.70%, 05/15/17	150,000	169,746
6.25%, 03/15/38	100,000	111,797
Chevron Corp.
3.19%, 06/24/23 (b)	100,000	98,423
Conoco, Inc.
6.95%, 04/15/29	100,000	126,561
ConocoPhillips Canada
5.63%, 10/15/16	150,000	170,296
Encana Corp.
6.50%, 02/01/38	175,000	192,380
Halliburton Co.
6.15%, 09/15/19	125,000	149,965
Hess Corp.
8.13%, 02/15/19	200,000	249,161
7.30%, 08/15/31	150,000	180,515
7.13%, 03/15/33	100,000	118,630
Husky Energy, Inc.
7.25%, 12/15/19	200,000	245,154
Kerr-McGee Corp.
6.95%, 07/01/24	250,000	293,256
Marathon Petroleum Corp.
5.13%, 03/01/21	125,000	135,168
Nabors Industries, Inc.
2.35%, 09/15/16 (c)	100,000	101,144
6.15%, 02/15/18	100,000	112,560
5.10%, 09/15/23 (b)(c)	100,000	101,776
Nexen, Inc.
5.88%, 03/10/35	150,000	155,736
Noble Holding International Ltd.
5.25%, 03/15/42	150,000	137,073
Occidental Petroleum Corp.
4.10%, 02/01/21 (b)	100,000	104,885
Petrohawk Energy Corp.
7.88%, 06/01/15 (b)	200,000	204,072
7.25%, 08/15/18 (b)	100,000	108,750
Shell International Finance BV
3.10%, 06/28/15	100,000	104,507
4.30%, 09/22/19	100,000	110,539
6.38%, 12/15/38	45,000	56,394
Suncor Energy, Inc.
6.10%, 06/01/18	100,000	117,259
6.50%, 06/15/38	150,000	175,378
Talisman Energy, Inc.
3.75%, 02/01/21 (b)	150,000	146,644
Tosco Corp.
7.80%, 01/01/27	150,000	201,992
Total Capital S.A.
3.00%, 06/24/15	100,000	104,095
Transocean, Inc.
6.38%, 12/15/21	500,000	556,683
7.35%, 12/15/41	150,000	174,463

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Valero Energy Corp.
9.38%, 03/15/19	150,000	194,547
6.13%, 02/01/20	150,000	172,698
Weatherford International Ltd.
4.50%, 04/15/22 (b)	175,000	173,503

		7,414,988

Technology 1.1%
Apple, Inc.
0.45%, 05/03/16	100,000	99,364
1.00%, 05/03/18	100,000	96,433
2.40%, 05/03/23	100,000	90,709
3.85%, 05/04/43	50,000	42,069
Arrow Electronics, Inc.
3.00%, 03/01/18	150,000	151,454
4.50%, 03/01/23 (b)	200,000	198,144
Cisco Systems, Inc.
2.90%, 11/17/14	266,000	273,409
4.45%, 01/15/20	250,000	275,694
5.90%, 02/15/39	100,000	116,405
Corning, Inc.
1.45%, 11/15/17	200,000	197,904
Fiserv, Inc.
6.80%, 11/20/17	285,000	332,621
4.63%, 10/01/20	250,000	261,903
Google, Inc.
2.13%, 05/19/16	75,000	77,780
Harris Corp.
6.15%, 12/15/40	50,000	54,204
Hewlett-Packard Co.
2.60%, 09/15/17	300,000	303,212
Intel Corp.
3.30%, 10/01/21	100,000	99,706
International Business Machines Corp.
5.70%, 09/14/17	150,000	173,840
7.00%, 10/30/25	105,000	136,433
Microsoft Corp.
2.50%, 02/08/16	100,000	104,209
4.50%, 10/01/40	100,000	95,970
NetApp, Inc.
3.25%, 12/15/22 (b)	250,000	229,997
Oracle Corp.
2.38%, 01/15/19	100,000	100,595
3.88%, 07/15/20	380,000	404,770
3.63%, 07/15/23	100,000	99,937
6.13%, 07/08/39	150,000	179,271
5.38%, 07/15/40	100,000	109,297
Science Applications International Corp.
5.50%, 07/01/33	50,000	47,142
Texas Instruments, Inc.
2.38%, 05/16/16	100,000	104,051
Xerox Corp.
4.25%, 02/15/15	600,000	625,814

		5,082,337

Transportation 0.4%
American Airlines 2013-1 Class A Pass Through Trust
4.00%, 07/15/25 (c)	100,000	93,750
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	140,000	156,266
3.85%, 09/01/23 (b)	200,000	200,925
5.05%, 03/01/41 (b)	300,000	299,680
Canadian Pacific Railway Ltd.
4.50%, 01/15/22	250,000	263,738
CSX Corp.
6.25%, 04/01/15	200,000	216,162
4.25%, 06/01/21 (b)	150,000	159,444
4.10%, 03/15/44 (b)	100,000	85,073
FedEx Corp.
2.63%, 08/01/22	200,000	184,039
3.88%, 08/01/42	200,000	167,246
Norfolk Southern Corp.
3.00%, 04/01/22 (b)	150,000	144,827

		1,971,150

		55,381,159

Utilities 2.4%

Electric 1.5%
Alabama Power Co.
4.10%, 01/15/42	100,000	90,995
Appalachian Power Co.
7.00%, 04/01/38	250,000	302,169
Commonwealth Edison Co.
1.95%, 09/01/16 (b)	50,000	51,172
Consolidated Edison Co. of New York, Inc.
5.85%, 04/01/18	200,000	234,211
Consolidated Natural Gas Co.
5.00%, 12/01/14	450,000	472,335
Consumers Energy Co.
3.38%, 08/15/23 (b)	300,000	300,059
3.95%, 05/15/43 (b)	100,000	90,335
Duke Energy Carolinas LLC
6.05%, 04/15/38	200,000	237,531
5.30%, 02/15/40	100,000	109,862
Duke Energy Indiana, Inc.
3.75%, 07/15/20	175,000	184,401
Entergy Corp.
3.63%, 09/15/15	250,000	259,192
Exelon Generation Co. LLC
4.00%, 10/01/20 (b)	250,000	250,420
Florida Power & Light Co.
5.95%, 02/01/38	150,000	180,772
Florida Power Corp.
6.40%, 06/15/38	91,000	111,217
Georgia Power Co.
4.75%, 09/01/40	150,000	146,717
LG&E and KU Energy LLC
3.75%, 11/15/20 (b)	150,000	152,130
Midamerican Energy Holdings Co.
5.75%, 04/01/18	100,000	116,114
6.13%, 04/01/36	200,000	224,453
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18	100,000	114,614
NextEra Energy Capital Holdings, Inc.
3.63%, 06/15/23 (b)	100,000	95,128
Pacific Gas & Electric Co.
4.25%, 05/15/21 (b)	200,000	210,737
6.05%, 03/01/34	192,000	214,257
PPL Electric Utilities Corp.
2.50%, 09/01/22 (b)	100,000	93,554
PPL Energy Supply LLC
6.20%, 05/15/16	150,000	165,579
6.50%, 05/01/18	200,000	226,393

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
4.60%, 12/15/21 (b)	100,000	98,836
PSEG Power LLC
5.13%, 04/15/20	150,000	167,067
Public Service Electric & Gas Co.
3.95%, 05/01/42 (b)	100,000	91,248
San Diego Gas & Electric Co.
4.30%, 04/01/42 (b)	100,000	97,639
Southern California Edison Co.
5.50%, 08/15/18	100,000	116,380
The Dayton Power & Light Co.
1.88%, 09/15/16 (c)	200,000	201,700
TransAlta Corp.
4.50%, 11/15/22 (b)	500,000	477,186
Union Electric Co.
3.90%, 09/15/42 (b)	100,000	89,346
Virginia Electric & Power Co.
6.00%, 05/15/37	50,000	58,996
Westar Energy, Inc.
4.13%, 03/01/42 (b)	100,000	92,553
Xcel Energy, Inc.
4.70%, 05/15/20 (b)	350,000	385,629
4.80%, 09/15/41 (b)	200,000	197,060

		6,707,987

Natural Gas 0.9%
El Paso Pipeline Partners Operating Co. LLC
4.70%, 11/01/42 (b)	200,000	174,736
Energy Transfer Partners LP
6.70%, 07/01/18	50,000	58,617
4.65%, 06/01/21 (b)	100,000	102,836
3.60%, 02/01/23 (b)	100,000	93,330
6.63%, 10/15/36	200,000	213,231
7.50%, 07/01/38	100,000	115,807
Enterprise Products Operating LLC
3.20%, 02/01/16	200,000	210,008
6.30%, 09/15/17	100,000	115,779
5.20%, 09/01/20	150,000	167,163
3.35%, 03/15/23 (b)	150,000	142,249
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	250,000	286,524
6.85%, 02/15/20	50,000	59,288
5.80%, 03/15/35	100,000	101,016
5.00%, 08/15/42 (b)	100,000	91,230
Magellan Midstream Partners LP
4.20%, 12/01/42 (b)	100,000	86,725
Nisource Finance Corp.
3.85%, 02/15/23 (b)	100,000	97,898
Plains All American Pipeline LP
5.75%, 01/15/20	100,000	113,842
3.65%, 06/01/22 (b)	200,000	197,909
3.85%, 10/15/23 (b)	150,000	147,866
6.65%, 01/15/37	100,000	118,422
Sempra Energy
6.00%, 10/15/39	250,000	276,558
Southern Natural Gas Co.
5.90%, 04/01/17 (c)	150,000	171,272
Southwest Gas Corp.
3.88%, 04/01/22 (b)	100,000	103,159
TransCanada PipeLines Ltd.
3.80%, 10/01/20	56,000	58,836
2.50%, 08/01/22	100,000	92,155
7.63%, 01/15/39	100,000	132,904
Williams Partners LP
7.25%, 02/01/17	350,000	407,818
6.30%, 04/15/40	50,000	52,894

		3,990,072

		10,698,059

Total Corporate Bonds
(Cost $100,404,605)		98,495,454

Foreign Securities 5.0% of net assets

Foreign Agencies 1.6%

Austria 0.1%
Oesterreichische Kontrollbank AG
1.75%, 10/05/15	75,000	76,808
2.00%, 06/03/16	150,000	155,157

		231,965

Brazil 0.2%
Petrobras Global Finance BV
4.38%, 05/20/23	100,000	92,479
5.63%, 05/20/43	150,000	126,373
Petrobras International Finance Co.
2.88%, 02/06/15	400,000	406,805
5.38%, 01/27/21	250,000	252,396

		878,053

Canada 0.1%
Export Development Canada
2.25%, 05/28/15	100,000	103,161
1.25%, 10/27/15	100,000	101,682
Nexen, Inc.
6.40%, 05/15/37	200,000	220,052

		424,895

Germany 0.6%
Kreditanstalt fuer Wiederaufbau
1.00%, 01/12/15 (d)	250,000	252,318
1.25%, 10/26/15 (d)	250,000	253,979
2.63%, 02/16/16 (d)	375,000	393,377
4.88%, 01/17/17 (d)	450,000	507,541
1.25%, 02/15/17 (d)	350,000	353,488
4.50%, 07/16/18 (d)	500,000	567,518
4.88%, 06/17/19 (d)	200,000	231,893
2.75%, 09/08/20 (d)	200,000	205,022
2.38%, 08/25/21 (d)	300,000	295,337

		3,060,473

Japan 0.1%
Japan Bank for International Cooperation
2.25%, 07/13/16	400,000	415,352

		415,352

Mexico 0.2%
Pemex Project Funding Master Trust
6.63%, 06/15/35	450,000	477,508
Petroleos Mexicanos
5.50%, 01/21/21	400,000	430,000

		907,508

Norway 0.1%
Statoil A.S.A.
2.90%, 10/15/14	100,000	102,618

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
2.45%, 01/17/23	100,000	91,565
4.25%, 11/23/41	100,000	92,459

		286,642

Republic of Korea 0.1%
Export-Import Bank of Korea
5.88%, 01/14/15	100,000	106,063
4.38%, 09/15/21	300,000	316,023
5.00%, 04/11/22	200,000	219,591

		641,677

Sweden 0.1%
Svensk Exportkredit AB
5.13%, 03/01/17	150,000	170,394
1.13%, 04/05/18	250,000	245,168

		415,562

		7,262,127

Foreign Local Government 0.4%

Canada 0.4%
Hydro-Quebec
2.00%, 06/30/16	400,000	412,235
8.05%, 07/07/24	60,000	81,759
Province of British Columbia
2.85%, 06/15/15	200,000	208,359
Province of Manitoba
1.13%, 06/01/18	250,000	246,251
Province of Ontario
2.95%, 02/05/15	460,000	475,876
4.00%, 10/07/19	225,000	245,302
2.45%, 06/29/22	200,000	187,736
Province of Quebec
7.50%, 09/15/29	68,000	92,310

		1,949,828

Sovereign 1.5%

Brazil 0.2%
Brazilian Government International Bond
2.63%, 01/05/23	300,000	264,000
Federative Republic of Brazil
6.00%, 01/17/17	350,000	392,350
4.88%, 01/22/21	100,000	107,875
8.25%, 01/20/34	150,000	196,125
7.13%, 01/20/37	100,000	118,000

		1,078,350

Canada 0.0%
Canada Government International Bond
0.88%, 02/14/17	100,000	100,023

		100,023

Chile 0.1%
Chile Government International Bond
2.25%, 10/30/22	300,000	270,750
3.63%, 10/30/42	100,000	81,750

		352,500

Colombia 0.1%
Colombia Government International Bond
7.38%, 03/18/19	300,000	364,800
7.38%, 09/18/37	100,000	125,600

		490,400

Italy 0.2%
Italy Government International Bond
4.50%, 01/21/15	150,000	156,364
3.13%, 01/26/15	350,000	358,691
5.38%, 06/12/17	100,000	109,122
6.88%, 09/27/23	150,000	181,563

		805,740

Mexico 0.3%
Mexico Government International Bond
5.63%, 01/15/17	600,000	672,600
3.63%, 03/15/22	200,000	198,900
8.00%, 09/24/22	100,000	130,000
6.05%, 01/11/40	150,000	164,775
4.75%, 03/08/44	200,000	182,000

		1,348,275

Panama 0.1%
Panama Government International Bond
6.70%, 01/26/36	200,000	229,500

		229,500

Peru 0.1%
Peruvian Government International Bond
7.13%, 03/30/19	250,000	304,375

		304,375

Philippines 0.1%
Philippine Government International Bond
5.50%, 03/30/26	200,000	223,750

		223,750

Poland 0.1%
Poland Government International Bond
5.00%, 10/19/15	150,000	161,880
3.00%, 03/17/23	300,000	275,550

		437,430

Republic of Korea 0.0%
Republic of Korea
7.13%, 04/16/19	150,000	186,299

		186,299

South Africa 0.0%
South Africa Government International Bond
4.67%, 01/17/24	100,000	97,500

		97,500

Turkey 0.2%
Turkey Government International Bond
5.63%, 03/30/21	500,000	522,000
7.38%, 02/05/25	250,000	282,875
4.88%, 04/16/43	200,000	166,000

		970,875

		6,625,017

Supranational 1.5%
African Development Bank
2.50%, 03/15/16	150,000	156,964
Asian Development Bank
2.63%, 02/09/15	200,000	206,313
2.50%, 03/15/16	150,000	157,129

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
1.13%, 03/15/17	650,000	653,672
European Bank for Reconstruction & Development
1.63%, 09/03/15	500,000	511,202
European Investment Bank
4.63%, 10/20/15	400,000	433,814
2.50%, 05/16/16	325,000	340,384
5.13%, 05/30/17	1,000,000	1,141,666
4.00%, 02/16/21	700,000	763,860
Inter-American Development Bank
5.13%, 09/13/16	100,000	112,484
1.75%, 08/24/18	250,000	252,747
3.88%, 10/28/41	100,000	92,711
International Bank for Reconstruction & Development
2.13%, 03/15/16	400,000	414,963
0.88%, 04/17/17	350,000	349,479
International Finance Corp.
1.13%, 11/23/16	100,000	100,791
2.13%, 11/17/17	300,000	310,329
1.75%, 09/04/18	300,000	302,622
Nordic Investment Bank
0.50%, 04/14/16	250,000	249,632

		6,550,762

Total Foreign Securities
(Cost $22,856,878)		22,387,734

Mortgage-Backed Securities 29.4% of net assets

U.S. Government Agency Mortgages 29.4%
Fannie Mae
5.50%, 02/01/17 to 09/01/38 (b)	3,292,785	3,592,576
5.00%, 02/01/18 to 07/01/41 (b)	4,912,082	5,341,801
3.50%, 10/01/18 to 05/01/43 (b)	10,362,168	10,611,993
7.00%, 11/01/18 to 03/01/37 (b)	500,581	556,626
4.00%, 09/01/20 to 08/01/43 (b)	8,106,793	8,545,416
4.50%, 04/01/25 to 07/01/42 (b)	7,477,640	8,032,657
3.00%, 01/01/26 to 07/01/43 (b)	11,305,985	11,188,017
2.50%, 10/01/27 to 09/01/28 (b)	2,736,525	2,758,596
2.00%, 08/01/28 to 09/01/28 (b)	223,075	218,289
6.50%, 02/01/29 to 10/01/39 (b)	806,034	911,797
6.00%, 11/01/32 to 10/01/39 (b)	3,049,209	3,348,909
3.65%, 03/01/40 (a)(b)	310,410	329,626
3.35%, 04/01/40 (a)(b)	121,114	126,889
3.62%, 05/01/40 (a)(b)	98,807	104,980
3.64%, 06/01/40 (a)(b)	421,275	447,164
Fannie Mae TBA
2.00%, 10/01/28 (b)	400,000	390,313
2.50%, 10/01/28 to 10/01/43 (b)	1,500,000	1,478,281
3.00%, 10/01/28 to 10/01/43 (b)	1,800,000	1,817,375
3.50%, 10/01/28 (b)	700,000	738,828
4.00%, 10/01/28 to 10/01/43 (b)	1,200,000	1,268,859
4.50%, 10/01/28 (b)	400,000	425,000
5.00%, 10/01/28 (b)	300,000	318,598
5.50%, 10/01/28 (b)	400,000	421,063
Freddie Mac
6.50%, 03/01/17 to 09/01/39 (b)	923,476	1,041,682
5.00%, 06/01/18 to 09/01/40 (b)	2,802,321	3,037,841
5.50%, 11/01/18 to 02/01/40 (b)	2,012,119	2,183,103
6.00%, 08/01/22 to 04/01/38 (b)	609,486	659,984
4.00%, 05/01/23 to 03/01/42 (b)	4,294,523	4,510,131
4.50%, 01/01/24 to 08/01/41 (b)	4,825,507	5,155,666
3.00%, 10/01/26 to 07/01/43 (b)	6,269,653	6,216,305
2.50%, 07/01/27 to 05/01/33 (b)	1,961,747	1,974,425
2.00%, 04/01/28 (b)	59,147	57,832
3.50%, 04/01/31 to 04/01/43 (b)	5,247,746	5,356,353
3.00%, 05/01/41 (a)(b)	54,889	57,428
Freddie Mac TBA
2.00%, 10/01/28 (b)	300,000	292,500
2.50%, 10/01/28 (b)	600,000	603,656
3.50%, 10/01/28 (b)	900,000	947,531
4.00%, 10/01/28 (b)	100,000	105,844
5.00%, 10/01/28 to 10/01/43 (b)	700,000	747,160
3.00%, 10/01/43 (b)	200,000	194,687
Ginnie Mae
3.00%, 02/15/26 to 06/20/43 (a)(b)	5,466,323	5,469,446
4.00%, 03/20/26 to 09/20/43 (a)(b)	4,370,796	4,635,553
5.50%, 04/20/26 to 01/15/35 (b)	1,098,648	1,221,431
3.50%, 05/20/26 to 06/20/43 (b)	6,140,703	6,348,918
2.50%, 01/20/28 to 08/20/38 (a)(b)	746,544	767,129
2.00%, 07/20/28 to 03/20/40 (a)(b)	271,652	278,412
4.50%, 02/20/34 to 12/20/42 (a)(b)	5,581,215	6,044,099
5.00%, 10/15/34 to 04/20/40 (b)	3,652,578	4,005,423
6.00%, 02/15/37 to 12/15/38 (b)	1,195,910	1,322,398
5.00%, 10/20/37 (a)(b)	53,339	56,752
2.00%, 01/20/43 (a)(b)	229,073	233,719
Ginnie Mae TBA
2.50%, 10/01/43 (b)	200,000	186,125
3.00%, 10/01/43 (b)	2,300,000	2,267,796
3.50%, 10/01/43 (b)	1,500,000	1,546,016

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
4.00%, 10/01/43 (b)	700,000	740,375
4.50%, 10/01/43 (b)	400,000	431,250
5.50%, 10/01/43 (b)	1,000,000	1,095,000

Total Mortgage-Backed Securities
(Cost $133,024,333)		132,765,623

Municipal Bonds 0.9% of net assets

Fixed-Rate Obligations 0.9%
Bay Area Toll Authority
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	100,000	122,665
California,
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	100,000	127,006
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	400,000	521,000
Catholic Health Initiatives
1.60%, 11/01/17	100,000	97,940
4.35%, 11/01/42	225,000	204,441
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	108,474
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	166,782
Georgia
GO (Build America Bonds) Series H
4.50%, 11/01/25	40,000	43,237
JobsOhio Beverage System
RB (Build America Bonds) Series B
3.99%, 01/01/29	250,000	232,198
Los Angeles USD
GO (Build America Bonds) Series 2010
6.76%, 07/01/34	200,000	245,698
Metropolitan Government of Nashville & Davidson County
GO (Build America Bonds) Series 2010
5.71%, 07/01/34	20,000	21,736
Metropolitan Transportation Authority
RB (Build America Bonds) Series E
6.81%, 11/15/40	150,000	178,836
New Jersey State Turnpike Authority
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	100,000	126,471
New York City Municipal Water Finance Authority
Water System RB (Build America Bonds) Series 2009
5.75%, 06/15/41	200,000	225,602
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	250,000	282,515
President and Fellows of Harvard College
3.62%, 10/01/37	350,000	306,285
San Francisco CA City & County Public Utilities Commission
Water System RB (Build America Bonds) Series 2010DE
6.00%, 11/01/40	400,000	451,436
State of Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	200,000	221,674
State of Illinois
4.95%, 06/01/23	100,000	99,346
Texas Transportation Commission
RB (Build America Bonds) Series B
5.03%, 04/01/26	200,000	220,446
Yale University
Medium-Term Notes Series B
2.90%, 10/15/14	100,000	102,622

Total Municipal Bonds
(Cost $4,440,860)		4,106,410

U.S. Government and Government Agencies 40.3% of net assets

U.S. Government Agency Securities 4.4%
Fannie Mae
0.55%, 02/27/15 (b)	2,000,000	2,003,814
1.63%, 10/26/15	2,032,000	2,082,757
0.65%, 03/28/16 (b)	600,000	599,539
1.13%, 04/27/17	769,000	772,325
0.88%, 08/28/17	1,172,000	1,161,487
0.88%, 02/08/18	350,000	342,538
0.88%, 05/21/18	1,250,000	1,215,805
7.13%, 01/15/30	277,000	385,832
Federal Farm Credit Bank
4.88%, 12/16/15	321,000	352,129
0.54%, 11/07/16 (b)	500,000	496,158
Federal Home Loan Bank
0.50%, 11/20/15	1,000,000	1,000,594
1.00%, 06/21/17	835,000	836,011
1.00%, 11/09/17 (b)	500,000	491,595
5.00%, 11/17/17	1,185,000	1,366,579
Freddie Mac
0.50%, 04/17/15	564,000	566,203
0.50%, 01/15/16 (b)	400,000	399,387
0.70%, 06/27/16 (b)	325,000	324,492
1.00%, 07/28/17	119,000	118,744
0.88%, 03/07/18	2,750,000	2,689,066
2.38%, 01/13/22	1,651,000	1,609,910
6.75%, 03/15/31	264,000	358,854
Tennessee Valley Authority
6.75%, 11/01/25	488,000	635,110

		19,808,929

U.S. Treasury Obligations 35.9%
U.S. Treasury Bonds
9.13%, 05/15/18	2,135,000	2,895,760
8.00%, 11/15/21	1,973,000	2,824,705
6.00%, 02/15/26	824,000	1,090,126
6.75%, 08/15/26	1,314,000	1,852,945
6.13%, 11/15/27	690,000	931,661
5.25%, 02/15/29	694,000	867,880
6.25%, 05/15/30	437,000	606,918
4.75%, 02/15/37	901,000	1,077,047
4.38%, 02/15/38	1,681,000	1,903,995
3.50%, 02/15/39	852,000	835,959
4.38%, 11/15/39	810,000	917,325
4.63%, 02/15/40	749,000	881,128
4.25%, 11/15/40	193,000	213,944
3.75%, 08/15/41	1,490,000	1,515,144
3.13%, 02/15/42	2,697,000	2,428,775

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
3.00%, 05/15/42	1,372,000	1,202,536
2.75%, 08/15/42	1,776,000	1,472,554
2.75%, 11/15/42	1,576,000	1,304,756
2.88%, 05/15/43	500,000	424,453
U.S. Treasury Notes
0.50%, 10/15/14	4,627,000	4,644,985
0.25%, 10/31/14	5,000,000	5,006,250
0.38%, 11/15/14	2,720,000	2,727,067
0.25%, 01/15/15	2,796,000	2,798,841
0.25%, 02/15/15	1,297,000	1,298,064
2.38%, 02/28/15	575,000	592,643
2.50%, 03/31/15	1,686,000	1,743,496
2.50%, 04/30/15	2,500,000	2,589,257
2.13%, 05/31/15	1,642,000	1,692,959
1.88%, 06/30/15	4,249,000	4,367,092
1.75%, 07/31/15	4,923,000	5,053,671
0.25%, 09/15/15	4,035,000	4,029,642
1.25%, 10/31/15	6,055,000	6,167,823
0.25%, 12/15/15	2,851,000	2,842,983
0.38%, 01/15/16	2,074,000	2,072,785
0.38%, 02/15/16	2,645,000	2,642,416
2.13%, 02/29/16	1,082,000	1,126,083
0.38%, 03/15/16	2,333,000	2,328,899
2.25%, 03/31/16	4,214,000	4,402,315
2.00%, 04/30/16	2,115,000	2,196,956
2.63%, 04/30/16	3,134,000	3,305,637
3.25%, 05/31/16	962,000	1,031,294
1.50%, 06/30/16	2,472,000	2,535,345
0.63%, 07/15/16	2,000,000	2,002,890
1.00%, 08/31/16	1,000,000	1,010,742
3.00%, 09/30/16	1,549,000	1,656,764
0.88%, 01/31/17	3,496,000	3,505,013
3.25%, 03/31/17	2,088,000	2,260,423
0.63%, 05/31/17	2,457,000	2,429,742
0.63%, 08/31/17	2,620,000	2,579,573
1.88%, 08/31/17	3,062,600	3,162,612
1.88%, 09/30/17	1,847,000	1,906,161
0.75%, 10/31/17	3,531,000	3,483,000
1.88%, 10/31/17	1,602,000	1,652,312
0.75%, 12/31/17	1,604,000	1,576,932
0.75%, 02/28/18	978,000	959,128
2.88%, 03/31/18	1,826,000	1,957,815
0.63%, 04/30/18	2,250,000	2,187,245
2.63%, 04/30/18	2,846,000	3,020,096
1.38%, 06/30/18	1,486,000	1,490,005
1.38%, 09/30/18	1,839,000	1,837,779
1.25%, 04/30/19	1,671,000	1,640,713
0.88%, 07/31/19	3,026,000	2,889,358
3.38%, 11/15/19	2,849,700	3,126,543
1.00%, 11/30/19	1,363,000	1,300,280
1.38%, 01/31/20	2,592,000	2,520,113
1.13%, 03/31/20	1,272,000	1,212,226
1.88%, 06/30/20	1,236,000	1,230,448
2.63%, 08/15/20	1,632,000	1,703,591
2.13%, 08/31/20	1,500,000	1,513,417
2.63%, 11/15/20	2,390,000	2,486,252
3.63%, 02/15/21	1,838,000	2,034,078
2.13%, 08/15/21	1,995,900	1,979,995
1.63%, 08/15/22	1,798,000	1,675,231
1.63%, 11/15/22	2,001,000	1,852,958
2.00%, 02/15/23	2,464,000	2,347,152
2.50%, 08/15/23	1,500,000	1,484,883

		162,119,584

Total U.S. Government and Government Agencies
(Cost $184,698,780)		181,928,513

	Number	Value
Security	of Shares	($)

Other Investment Company 0.9% of net assets

Money Market Fund 0.9%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (e)	4,126,721	4,126,721

Total Other Investment Company
(Cost $4,126,721)		4,126,721

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

Short-Term Investments 3.6% of net assets

U.S. Government Agency Securities 3.6%
Federal Home Loan Bank
0.01%, 10/18/13 (f)	8,000,000	7,999,960
0.01%, 10/23/13 (f)	2,300,000	2,299,986
0.01%, 10/25/13 (f)	5,000,000	4,999,965
0.01%, 10/30/13 (f)	1,000,000	999,992

Total Short-Term Investments
(Cost $16,299,926)		16,299,903

End of Investments

At 09/30/13, the tax basis cost of the fund’s investments was $475,581,437 and the unrealized appreciation and depreciation were $2,550,745 and ($8,435,242), respectively, with a net unrealized depreciation ($5,884,497).

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,163,351 or 0.5% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	The rate shown is the purchase yield.

GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust
USD —	Unified school district

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAV, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of September 30, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Asset-Backed Obligations[1]	$—	$2,117,520	$—	$2,117,520
Commercial Mortgage-Backed Securities[1]	—	7,469,062	—	7,469,062
Corporate Bonds[1]	—	98,495,454	—	98,495,454
Foreign Securities[1]	—	22,387,734	—	22,387,734
Mortgage-Backed Securities[1]	—	132,765,623	—	132,765,623
Municipal Bonds[1]	—	4,106,410	—	4,106,410
U.S. Government and Government Agencies[1]	—	181,928,513	—	181,928,513
Other Investment Company[1]	4,126,721	—	—	4,126,721
Short-Term Investments[1]	—	16,299,903	—	16,299,903

Total	$4,126,721	$465,570,219	$—	$469,696,940

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

REG64288SEP13

Item 2.	Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Strategic Trust

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer
Date: November 27, 2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer
Date: November 27, 2013

By:	/s/ George Pereira George Pereira
Principal Financial Officer
Date: November 27, 2013